Moderately Aggressive Allocation Fund Average Annual Total Returns		12 Months Ended	35 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended	168 Months Ended	228 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (All Country World Index) Index - Net (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%		11.19%		11.72%	11.15%	7.55%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	3.74%	(0.36%)	1.78%	2.01%	2.04%	3.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		13.15%		14.29%	14.52%	10.51%
MSCI ACWI (All Country World Index) ex USA Index - Net (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%		7.91%		8.41%	7.46%	4.63%
MAAF Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.78%		8.57%		9.70%
Institutional | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.49%		7.03%		8.73%
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.30%		4.95%		6.75%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.93%		4.84%		6.36%
Investor | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.11%		6.76%		8.45%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.